Cover	12 Months Ended
Jun. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	1-37974
Entity Registrant Name	VIVOPOWER INTERNATIONAL PLC
Entity Central Index Key	0001681348
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	The Scalpel
Entity Address, Address Line Two	18th Floor
Entity Address, Address Line Three	52 Lime Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3M 7AF
Title of 12(b) Security	Ordinary Shares, nominal value $0.12 per share
Trading Symbol	VVPR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	4,439,733
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2814
Auditor Name	PKF Littlejohn LLP
Auditor Location	London
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	The Scalpel
Entity Address, Address Line Two	18th Floor
Entity Address, Address Line Three	52 Lime Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC3M 7AF
City Area Code	+44
Local Phone Number	203-667-5158
Contact Personnel Name	Kevin Chin